Consolidated Statements of Changes in Equity Statement - USD ($) $ in Thousands	Total	Series A Units [Member]	Series C Units [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Treasury Stock [Member]
Ending balance (in shares) at Dec. 31, 2014		9,170,696.000	81,981,119.000
Ending balance at Dec. 31, 2014	$ 1,652,837	$ 91,179	$ 865,954	$ (26,876)	$ 528,942	$ 336,369	$ (142,731)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	263,298			2,106	226,312	34,880
Exercise of Series A warrants and options (in shares)		148,493	12,766
Exercise of Series A warrants and options	90	$ (2,707)	$ 2,797
Exchange of PBF Energy Company LLC Series A Units for Class A common stock (in shares)		(529,178)	529,178
Exchange of PBF Energy Company LLC Series A Units for Class A common stock	0
Purchase of Series C units in connection with the October 2015 Equity Offering (in shares)			11,500,000
Purchase of Series C units in connection with the October 2015 Equity Offering	345,000		$ 345,000
Distribution to members	(374,116)				(350,658)	(23,458)
Reclassification of Series A units in connection with secondary public offering of PBF Energy Inc. (in shares)		(3,804,653)	3,804,653
Reclassification of Series A units in connection with secondary public offering of PBF Energy Inc.	0	$ (38,047)	$ 38,047
Decrease in NCI due to issuance of additional common units	0	$ 636	$ 10,754			(11,390)
Stock based compensation (in shares)			238,988
Stock based compensation	13,497		$ 9,218			4,279
Noncontrolling interest acquired in Chalmette Acquisition	16,951					16,951
Treasury stock purchases (in shares)			(284,771)
Treasury stock purchases	(8,073)						(8,073)
Other	(89)					(89)	0
Ending balance (in shares) at Dec. 31, 2015		4,985,358	97,781,933
Ending balance at Dec. 31, 2015	1,909,395	$ 51,061	$ 1,271,770	(24,770)	404,596	357,542	(150,804)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	318,405			(2,592)	280,888	40,109
Exercise of Series A warrants and options (in shares)		25,550	11,650
Exercise of Series A warrants and options	(172)	$ (8,173)	$ 8,001
Exchange of PBF Energy Company LLC Series A Units for Class A common stock (in shares)		(1,090,006)	1,090,006
Exchange of PBF Energy Company LLC Series A Units for Class A common stock	1,058		$ 1,058
December equity offering (in shares)			10,000,000
December equity offering	275,300		$ 275,300
Distribution to members	(173,147)				(139,433)	(33,714)
Decrease in NCI due to issuance of additional common units	138,378	$ 0	$ 54,944			83,434
Grant of restricted shares (in shares)			320,458
Grant of restricted shares	743		$ 743
Stock based compensation (in shares)			0
Stock based compensation	22,656		$ 18,296			4,360
Noncontrolling interest acquired in Chalmette Acquisition	743
Treasury stock purchases (in shares)			0
Treasury stock purchases	(743)						(743)
Other	(4,053)	$ 75	$ 24	1,400	(790)	(4,762)	0
Ending balance (in shares) at Dec. 31, 2016		3,920,902	109,204,047
Ending balance at Dec. 31, 2016	2,487,820	$ 42,963	$ 1,630,136	(25,962)	545,261	446,969	(151,547)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	550,271			(974)	500,077	51,168
Exercise of Series A warrants and options (in shares)		64,373	462,500
Exercise of Series A warrants and options	(598)	$ (598)	$ 0
Exchange of PBF Energy Company LLC Series A Units for Class A common stock (in shares)		(217,811)	217,811
Exchange of PBF Energy Company LLC Series A Units for Class A common stock	0	$ (2,307)	$ 2,307
Distribution to members	(182,803)				(136,367)	(46,436)
Grant of restricted shares (in shares)			702,404
Grant of restricted shares	1,038		$ 1,038
Stock based compensation (in shares)			0
Stock based compensation	26,848		$ 21,503			5,345
Treasury stock purchases (in shares)			0
Treasury stock purchases	(1,038)						(1,038)
Other	(3,035)	$ 0	$ 15	0	(2,096)	(954)	0
Ending balance (in shares) at Dec. 31, 2017		3,767,464	110,586,762
Ending balance at Dec. 31, 2017	$ 2,878,503	$ 40,058	$ 1,654,999	$ (26,936)	$ 906,875	$ 456,092	$ (152,585)